Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Dividend paid by Spanish subsidiary	$ 7,600,000	$ 3,400,000	$ 5,200,000
Total income tax expense	900,000	400,000	500,000
Total deferred income taxes	3,600,000	4,400,000	1,700,000
Undistributed earnings of other foreign subsidiaries	43,900,000	25,200,000
Income taxes (credit) expense	(24,694,000)	(2,993,000)	7,577,000
Uncertain tax benefits, accrued interest	700,000	1,400,000
Uncertain tax benefits, accrued penalties	600,000	500,000
Penalties related to uncertain tax benefits	0
Total increase in unrecognized tax benefits	100,000
Adjustment to deferred taxes	400,000
Non-U.S. [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date	19,000,000
Deferred tax assets related to loss carryforwards and tax credits	5,100,000
Non-U.S. [Member] | Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date	4,100,000
Non-U.S. [Member] | Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date	300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date	59,000,000
Deferred tax assets related to loss carryforwards and tax credits	18,800,000
Valuation allowance	1,400,000
Minimum [Member] | Non-U.S. [Member] | Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards	Dec. 31, 2019
Minimum [Member] | Non-U.S. [Member] | Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards	Dec. 31, 2023
Maximum [Member] | Non-U.S. [Member] | Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards	Dec. 31, 2022
Maximum [Member] | Non-U.S. [Member] | Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards	Dec. 31, 2024
UCI Holdings Limited [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	3,800,000
Income taxes (credit) expense	$ (800,000)	$ 200,000